15. Intangible assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning	R$ 1,908	R$ 6,543
Additions	283	436
Amortization	(132)	(287)
Write-off	(9)	(79)
Transfers	(9)	(8)
Assets held for sale and discontinued operations	(117)	(4,593)
Exchange rate changes	0	(104)
Intangible assets, ending	1,924	1,908
Goodwill - retail
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning	1,107	2,272
Additions	0	0
Amortization	0	0
Write-off	0	(2)
Transfers	0	0
Assets held for sale and discontinued operations	0	(1,116)
Exchange rate changes	0	(47)
Intangible assets, ending	1,107	1,107
Tradename - cash and carry
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning	39	2,121
Additions	0	0
Amortization	0	0
Write-off	0	(4)
Transfers	0	1
Assets held for sale and discontinued operations	0	(2,075)
Exchange rate changes	0	(4)
Intangible assets, ending	39	39
Commercial rights - retail
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning	80	650
Additions	6	0
Amortization	0	(2)
Write-off	0	0
Transfers	0	6
Assets held for sale and discontinued operations	0	(574)
Exchange rate changes	0	0
Intangible assets, ending	86	80
NCB for lease agreement – under advantageous condition
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning	0	70
Additions	0	0
Amortization	0	(14)
Write-off	0	0
Transfers	0	0
Assets held for sale and discontinued operations	0	(56)
Exchange rate changes	0	0
Intangible assets, ending	0	0
Contractual Rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning	0	148
Additions	0	65
Amortization	0	(28)
Write-off	0	0
Transfers	0	0
Assets held for sale and discontinued operations	0	(185)
Exchange rate changes	0	0
Intangible assets, ending	0	0
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning	523	1,127
Additions	236	208
Amortization	(86)	(210)
Write-off	(9)	(70)
Transfers	(9)	(46)
Assets held for sale and discontinued operations	(104)	(447)
Exchange rate changes	0	(39)
Intangible assets, ending	551	523
Software capital lease
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning	159	89
Additions	41	94
Amortization	(46)	(31)
Write-off	0	0
Transfers	0	83
Assets held for sale and discontinued operations	(13)	(76)
Exchange rate changes	0	0
Intangible assets, ending	141	159
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning	0	66
Additions	0	69
Amortization	0	(2)
Write-off	0	(3)
Transfers	0	(52)
Assets held for sale and discontinued operations	0	(64)
Exchange rate changes	0	(14)
Intangible assets, ending	R$ 0	R$ 0